Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
12.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, cash held at bank, and term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Cash on hand and cash held at bank balance and short-term deposit as of December 31, 2023 and 2024 primarily consist of the following currencies:

	December 31, 2023		December 31, 2024
(In thousands)	Original currency	US$ equivalent	Original currency	US$ Equivalent
US$	8,290	8,290	11,351	11,351
RMB	80,717	11,396	107,405	14,941
JPY	241,249	1,710	212,945	1,369
HKD	2,611	334	4,450	573
Others		1,641		1,823
Total		23,371		30,057